BNY Mellon Municipal Short Duration ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4%
Alabama — 2.6%
Black Belt Energy Gas District, Revenue Bonds, Ser. A	5.00	12/1/2029	1,000,000	1,042,215
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000	450,000
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,028,191
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	7,360,000	7,604,534
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2027	500,000	511,809
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2028	785,000	813,126
				11,449,875
Alaska — 1.1%
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2028	2,495,000	2,631,446
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2029	1,825,000	1,964,080
				4,595,526
Arizona — 1.4%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000	4,154,585
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	2,000,000	2,031,753
				6,186,338
Arkansas — .6%
Arkansas Development Finance Authority, Revenue Bonds (Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,013,728
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2027	755,000	761,994
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2028	820,000	838,769
				2,614,491
California — 3.5%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	1,500,000	1,615,313
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. C	4.25	12/1/2027	1,000,000	1,013,342
Los Angeles Department of Water & Power, Revenue Bonds	5.00	7/1/2028	2,245,000	2,343,664
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2028	1,000,000	1,043,948
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	500,000	516,578
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	2,750,000	2,922,804
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	580,000	592,654
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,375,000	1,435,429
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,015,000	2,178,767
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	1,015,000	1,059,608
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000	602,011
				15,324,118
Colorado — 2.2%
Colorado, COP, Ser. J	5.00	3/15/2032	2,070,000	2,103,385
Colorado Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A(a)	5.00	11/15/2029	1,000,000	1,069,191
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventhealth Obligated Group)(a)	5.00	11/15/2028	2,875,000	3,012,361
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2029	790,000	841,236
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	670,000	669,713

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4% (continued)
Colorado — 2.2% (continued)
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; GNMA) Ser. K	3.88	5/1/2050	870,000	871,483
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA) Ser. B	3.00	5/1/2051	1,050,000	1,037,835
				9,605,204
Connecticut — 2.4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A3(a)	2.95	7/1/2027	2,105,000	2,111,254
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	7/1/2030	5,350,000	5,819,246
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. P	5.00	7/1/2029	860,000	915,519
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. P	5.00	7/1/2030	600,000	649,727
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	200,245
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	835,000	839,250
				10,535,241
Delaware — .2%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	6.00	1/1/2055	970,000	1,058,518
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	2,750,000	2,801,637
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,250,000	2,266,808
				5,068,445
Florida — 7.9%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,831,618
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,420,888
Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	3,410,000	3,428,127
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,501,200
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,604,295
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,774,417
Lee County Housing Finance Authority, Revenue Bonds(a)	3.50	12/1/2027	2,850,000	2,861,818
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2027	1,000,000	1,014,234
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2028	1,625,000	1,683,023
Miami-Dade County Housing Finance Authority, Revenue Bonds, Ser. A(a)	3.25	8/1/2029	5,000,000	5,027,934
Orange County Convention Center/Orlando, Revenue Bonds, Ser. A	5.00	10/1/2031	1,000,000	1,006,502
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2028	1,750,000	1,833,175
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2029	2,250,000	2,403,013
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2030	1,100,000	1,196,244
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2027	800,000	812,312
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2028	750,000	777,076
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2027	1,250,000	1,269,238
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2028	1,000,000	1,036,102
				34,481,216
Georgia — 3.5%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(a)	4.00	9/1/2027	265,000	268,328
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	6/1/2027	500,000	508,090
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	12/1/2027	500,000	512,005

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4% (continued)
Georgia — 3.5% (continued)
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	12/1/2028	835,000	867,105
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B	5.00	12/1/2030	3,300,000	3,465,782
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E	5.00	12/1/2028	2,225,000	2,304,060
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	9/1/2029	5,000,000	5,361,017
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)(a)	3.38	3/12/2027	2,000,000	2,008,278
				15,294,665
Hawaii — .8%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000	2,046,827
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group) Ser. A	5.00	7/1/2027	1,535,000	1,570,939
				3,617,766
Illinois — 4.8%
Chicago Waterworks, Revenue Bonds, Ser. C	5.00	11/1/2030	1,000,000	1,077,854
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000	1,019,635
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000	1,092,417
Illinois, GO, Ser. C	5.00	5/1/2029	550,000	582,646
Illinois, GO, Refunding, Ser. B	5.00	10/1/2028	1,025,000	1,074,713
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000	2,851,627
Illinois, Revenue Bonds, Ser. A	5.00	6/15/2030	1,405,000	1,512,563
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2027	490,000	498,987
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2028	515,000	531,136
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2029	810,000	842,811
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2030	620,000	670,018
Illinois Housing Development Authority, Revenue Bonds (Hope Manor Village Joliet)(Insured; HUD SECT 8)(a)	3.15	2/1/2028	2,000,000	2,004,774
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding, (McCormick Place Expansion Project) Ser. A	5.00	6/15/2029	3,000,000	3,079,023
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Ser. C	5.00	12/1/2030	1,000,000	1,097,041
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,000,000	1,051,235
Winnebago-Boone ETC Counties Community College District No. 511, GO, Refunding (Rock Valley College) Ser. B	5.00	1/1/2029	2,145,000	2,265,316
				21,251,796
Indiana — 3.2%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	1,105,000	1,148,138
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000	1,534,341
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(a)	5.00	10/1/2029	4,250,000	4,499,210
Rockport, Revenue Bonds, Refunding, Ser. A(a)	3.70	6/1/2029	3,650,000	3,722,770
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2028	710,000	733,942
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2028	840,000	877,396
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2029	760,000	801,092
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2029	740,000	786,852
				14,103,741
Iowa — 1.0%
Lewis Central Community School District, GO	5.00	6/1/2027	3,115,000	3,182,697
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2030	1,025,000	1,075,281
				4,257,978
Kansas — .7%
Shawnee County, Revenue Bonds, Ser. A(a)	3.75	5/1/2028	3,000,000	3,018,309

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4% (continued)
Kentucky — 3.7%
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000	3,871,226
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2026	500,000	500,706
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000	559,392
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,030,830
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,690,000	1,710,257
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	3,550,000	3,752,122
Rural Water Financing Agency, Revenue Bonds, Ser. A	2.75	5/1/2028	5,000,000	4,944,553
				16,369,086
Louisiana — .5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2026	510,000	515,421
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2027	285,000	294,252
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2029	330,000	352,874
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2027	375,000	380,044
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2028	340,000	350,979
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	310,000	326,153
				2,219,723
Maine — .4%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	350,000	360,503
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	605,000	607,718
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	565,000	568,300
				1,536,521
Massachusetts — 3.3%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	9,996,336
Massachusetts Development Finance Agency, Revenue Bonds, Ser. N(a)	3.30	7/1/2028	1,825,000	1,841,038
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Children’s Hospital) (LOC; TD Bank NA) Ser. U2(b)	2.80	3/1/2048	1,000,000	1,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(b)	2.90	12/1/2037	1,600,000	1,600,000
				14,437,374
Michigan — 1.9%
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	3,000,000	3,264,340
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group) Ser. B(a)	5.00	12/1/2028	1,000,000	1,040,919
Michigan Strategic Fund, Revenue Bonds (Consumers Energo Co.)(a)	3.35	10/1/2027	3,000,000	2,994,062
Van Buren Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,214,608
				8,513,929
Minnesota — 1.1%
Minneapolis, Revenue Bonds (Allina Health System) Ser. A(a)	5.00	11/15/2028	1,215,000	1,267,345
Minnesota Health & Education Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	10/1/2027	3,000,000	3,041,539
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	590,000	589,033
				4,897,917
Mississippi — 2.2%
Mississippi Business Finance Corp., Revenue Bonds, Ser. A(b)	2.85	12/1/2030	5,500,000	5,500,000
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2027	810,000	826,379
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2029	1,000,000	1,061,638

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4% (continued)
Mississippi — 2.2% (continued)
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2030	1,000,000	1,080,409
Mississippi Development Bank, Revenue Bonds, Ser. A	5.00	5/1/2029	1,225,000	1,289,952
				9,758,378
Missouri — 2.4%
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,076,028
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)(a)	5.00	7/1/2027	3,150,000	3,186,272
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,001,685
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects)	4.00	2/1/2031	2,120,000	2,155,334
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	895,000	891,793
				10,311,112
Nebraska — 1.8%
Gretna Public Schools, GO (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	4,650,000	4,795,194
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	2,370,000	2,337,599
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	585,000	584,371
				7,717,164
New Hampshire — .6%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds, Refunding, Ser. A(a)	3.30	8/3/2027	2,565,000	2,569,363
New Jersey — 1.6%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2029	500,000	533,906
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2027	700,000	720,261
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2028	750,000	787,007
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2029	1,000,000	1,067,813
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. J	3.00	12/1/2028	4,090,000	4,103,413
				7,212,400
New Mexico — .3%
Rio Rancho, Revenue Bonds	5.00	6/1/2029	1,055,000	1,128,993
New York — 10.3%
Build New York City Resource Corp., Revenue Bonds (The Young Men’s And Young Women’s Hebrew Association Project)	5.00	12/1/2028	2,750,000	2,894,205
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2028	2,900,000	3,065,769
New York, GO, Refunding, Ser. F1	5.00	8/1/2030	5,000,000	5,435,417
New York City Housing Development Corp., Revenue Bonds, Ser. E2(a)	3.80	1/3/2028	2,400,000	2,418,816
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5(b)	1.66	11/1/2041	4,000,000	4,000,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. J1	5.00	11/1/2028	5,000,000	5,274,284
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2028	1,100,000	1,161,181
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	3,100,000	3,373,386
New York State Dormitory Authority, Revenue Bonds, Ser. A(a)	5.00	7/2/2029	6,000,000	6,377,588
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2032	1,010,000	1,058,971

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4% (continued)
New York — 10.3% (continued)
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. B2(a)	3.60	5/1/2029	5,000,000	5,024,186
Triborough Bridge & Tunnel Authority, Revenue Bonds, BAN, Ser. B	5.00	3/15/2027	5,000,000	5,097,231
				45,181,034
North Dakota — .6%
Cass County Joint Water Resource District, Revenue Bonds, Refunding, Ser. A	3.45	4/1/2027	2,500,000	2,500,382
Ohio — 1.4%
Franklin County Convention Facilities Authority, Revenue Bonds, Refunding	5.00	12/1/2028	4,050,000	4,273,417
Ohio Housing Finance Agency, Revenue Bonds(a)	3.70	5/1/2028	1,000,000	1,007,009
Ohio Housing Finance Agency, Revenue Bonds, (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	890,000	882,873
				6,163,299
Oklahoma — 2.4%
Canadian County Educational Facilities Authority, Revenue Bonds (Mustang Public Schools Project)	5.00	9/1/2027	300,000	301,474
Oklahoma City Public Property Authority, Revenue Bonds	5.00	6/1/2030	1,000,000	1,081,105
Oklahoma County Independent School District No. 89, GO, Ser. A	4.00	7/1/2028	2,000,000	2,050,570
Tulsa County Independent School District No. 4 Bixby, GO	5.00	6/1/2027	5,000,000	5,108,165
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2028	350,000	365,676
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2029	350,000	371,343
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2026	300,000	301,462
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2027	305,000	312,743
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2028	700,000	733,067
				10,625,605
Oregon — 1.6%
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2027	635,000	647,452
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2028	925,000	962,313
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2029	1,220,000	1,292,459
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2026	115,000	115,083
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2027	125,000	127,421
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2028	200,000	209,303
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	625,000	627,914
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	3,000,000	3,034,727
				7,016,672
Pennsylvania — 4.9%
Cumberland County Municipal Authority, Revenue Bonds	5.00	11/1/2028	1,080,000	1,129,426
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management, Inc. Project) Ser. A(a)	4.00	7/1/2026	3,250,000	3,252,575
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A(a)	5.00	3/15/2030	3,000,000	3,174,412
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,500,000	1,596,200
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	4/1/2029	500,000	529,716
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	10/1/2029	250,000	267,235
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	4/1/2030	300,000	322,974
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	10/1/2030	200,000	216,344
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2027	2,430,000	2,466,491

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4% (continued)
Pennsylvania — 4.9% (continued)
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2028	2,730,000	2,831,403
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	5,200,000	5,476,576
				21,263,352
Rhode Island — 2.8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Ser. E	5.00	5/15/2027	600,000	612,896
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	5/15/2027	9,915,000	9,931,513
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	755,000	747,086
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	860,000	859,004
				12,150,499
South Carolina — .6%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	1,310,000	1,303,007
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2028	355,000	366,934
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2028	1,000,000	1,055,661
				2,725,602
South Dakota — .5%
South Dakota Conservancy District, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2031	1,980,000	2,031,936
Tennessee — 1.7%
Rutherford County Health & Educational Facilities Board, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. B1(a)	5.00	11/15/2030	3,375,000	3,647,810
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	3,920,000	3,973,846
				7,621,656
Texas — 11.5%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. C	5.00	12/1/2028	820,000	860,973
Austin Airport System, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2028	1,000,000	1,047,185
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	2/1/2028	4,000,000	4,066,374
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/15/2030	1,625,000	1,736,753
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2030	1,500,000	1,622,912
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000	2,102,969
Dallas Waterworks & System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000	2,517,959
Eagle Mountain & Saginaw Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a),(d)	4.00	8/1/2027	10,000	10,150
Eagle Mountain & Saginaw Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	8/1/2027	1,115,000	1,128,986
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	0.72	8/1/2026	1,605,000	1,599,469
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2030	2,025,000	2,107,472
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	1,250,000	1,319,121
Housing Options, Inc., Revenue Bonds (Royal Crest Apartments)(Insured; HUD SECT 8)(a)	3.05	2/1/2028	2,000,000	2,001,989
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2028	590,000	609,861
McLennan County Junior College District, GO, Refunding	4.00	8/15/2028	2,500,000	2,571,901
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.45	8/1/2027	3,945,000	3,948,185
San Antonio Municipal Facilities Corp., Revenue Bonds(a)	5.00	8/1/2027	2,800,000	2,862,127
San Antonio Water System, Revenue Bonds(a)	1.00	11/1/2026	1,275,000	1,262,493
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project) Ser. F(a)	5.00	5/1/2030	1,350,000	1,452,838

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4% (continued)
Texas — 11.5% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Ser. B(a)	5.00	11/15/2029	7,500,000	7,997,624
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000	1,749,106
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	1,970,000	1,998,124
Thorndale Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	615,000	645,533
University of North Texas System, Revenue Bonds, Refunding, Ser. A	5.00	4/15/2029	1,250,000	1,329,864
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2030	1,000,000	1,037,175
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	1,000,000	1,036,383
				50,623,526
U.S. Related — .8%
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2028	1,250,000	1,282,042
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2029	1,255,000	1,306,581
Puerto Rico, Notes	2.96	11/1/2051	1,439,959	1,013,371
				3,601,994
Utah — .2%
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2026	375,000	377,231
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2028	415,000	435,607
				812,838
Virginia — 2.2%
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds(a)	3.57	10/1/2027	2,250,000	2,261,131
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C(a)	3.80	5/28/2027	1,125,000	1,133,705
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) Ser. B	5.00	1/1/2030	1,150,000	1,227,334
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2031	5,000,000	5,166,056
				9,788,226
Washington — .3%
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000	150,462
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2026	200,000	200,254
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2027	200,000	202,008
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2028	300,000	307,503
Snohomish County School District No. 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2028	600,000	635,189
				1,495,416
West Virginia — .7%
West Virginia Economic Development Authority, Revenue Bonds, Ser. B(a)	3.70	6/1/2028	2,000,000	2,026,283
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000	1,020,852
				3,047,135
Wisconsin — 1.0%
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2026	275,000	276,953
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2027	290,000	297,071
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2028	375,000	390,315
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2029	300,000	316,931

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.4% (continued)
Wisconsin — 1.0% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Oxford Properties LLC Project)	5.00	6/1/2029	990,000	1,024,054
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Froedtert Health, Inc. Obligated Group)	5.00	4/1/2029	2,000,000	2,034,581
				4,339,905
Total Investments (cost $437,749,516)			100.4%	440,124,264
Liabilities, Less Cash and Receivables			(.4%)	(1,642,346)
Net Assets			100.0%	438,481,918

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon Municipal Short Duration ETF
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	440,124,264	—	440,124,264
	—	440,124,264	—	440,124,264

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At May 31, 2026, accumulated net unrealized appreciation on investments was $2,374,748, consisting of $3,226,451 gross unrealized appreciation and $851,703 gross unrealized depreciation.

At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.